Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended	53 Months Ended	60 Months Ended	98 Months Ended	120 Months Ended
	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025	Apr. 30, 2025
Without Sales Load [Member] | C000101627
Average Annual Return [Line Items]
Average Annual Return, Percent	6.79%			1.55%		2.28%
Without Sales Load [Member] | C000112445
Average Annual Return [Line Items]
Average Annual Return, Percent	9.97%			5.06%		3.87%
Without Sales Load [Member] | C000112461
Average Annual Return [Line Items]
Average Annual Return, Percent	6.31%			6.37%		5.70%
Without Sales Load [Member] | C000176891
Average Annual Return [Line Items]
Average Annual Return, Percent	7.42%			0.54%	1.95%
Without Sales Load [Member] | C000053010
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%			1.75%		2.05%
Without Sales Load [Member] | C000218865
Average Annual Return [Line Items]
Average Annual Return, Percent	1.19%	(0.98%)
Without Sales Load [Member] | C000088892
Average Annual Return [Line Items]
Average Annual Return, Percent	5.42%			4.12%		2.89%
Without Sales Load [Member] | C000053007
Average Annual Return [Line Items]
Average Annual Return, Percent	1.43%			0.64%		1.89%
Without Sales Load [Member] | C000053008
Average Annual Return [Line Items]
Average Annual Return, Percent	0.99%			(0.21%)		1.72%
Without Sales Load [Member] | C000221911
Average Annual Return [Line Items]
Average Annual Return, Percent	8.42%		0.19%
Without Sales Load [Member] | C000221910
Average Annual Return [Line Items]
Average Annual Return, Percent	8.24%		(0.05%)
Without Sales Load [Member] | C000119796
Average Annual Return [Line Items]
Average Annual Return, Percent	3.58%			2.26%		1.72%
Without Sales Load [Member] | C000053009
Average Annual Return [Line Items]
Average Annual Return, Percent	3.26%			1.18%		1.27%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MUNI
Average Annual Return, Percent	2.01%			1.26%		2.14%
ICE BofA Global Broad Market Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	GBMP
Average Annual Return, Percent	8.94%			(1.51%)		0.66%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US00
Average Annual Return, Percent	7.99%			(0.68%)		1.56%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US00
Average Annual Return, Percent	7.99%			(0.68%)	1.64%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MUNI
Average Annual Return, Percent	2.01%			1.26%		2.14%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MUNI
Average Annual Return, Percent	2.01%	(0.48%)
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US00
Average Annual Return, Percent	7.99%			(0.68%)		1.56%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MUNI
Average Annual Return, Percent	2.01%			1.26%		2.14%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MUNI
Average Annual Return, Percent	2.01%			1.26%		2.14%
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US00
Average Annual Return, Percent	7.99%		(1.20%)
ICE BofA US Broad Market Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	US00
Average Annual Return, Percent	7.99%		(1.20%)
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MUNI
Average Annual Return, Percent	2.01%			1.26%		2.14%
ICE US Broad Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MUNI
Average Annual Return, Percent	2.01%			1.26%		2.14%
S-Network Municipal Bond Closed-End Fund Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	CEFMXTR
Average Annual Return, Percent	7.27%			1.96%		2.65%
ICE BofA Diversified High Yield US Emerging Markets Corp Plus Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	EMLH
Average Annual Return, Percent	10.15%			5.16%		4.12%
ICE US Fallen Angel High Yield 10% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	H0CF
Average Annual Return, Percent	6.23%			6.78%		6.16%
S&P Green Bond U.S. Dollar Select Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	SPGRUSST
Average Annual Return, Percent	7.72%			0.83%	2.35%
ICE Broad High Yield Crossover Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MHYX
Average Annual Return, Percent	3.80%			4.16%		4.07%
MVIS® US Investment Grade Floating Rate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVFLTR
Average Annual Return, Percent	5.51%			4.16%		3.09%
ICE Intermediate AMT-Free Broad National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MBNI
Average Annual Return, Percent	1.57%			1.09%		2.34%
ICE Long AMT-Free Broad National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MBNL
Average Annual Return, Percent	1.23%			0.65%		2.43%
MVIS® Moody's Analytics US BBB Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVBI
Average Annual Return, Percent	8.50%		0.24%
MVIS® Moody's Analytics US Investment Grade Corporate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MVCI
Average Annual Return, Percent	8.19%		(0.02%)
ICE 1-12 Year Broad High Yield Crossover Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MIHX
Average Annual Return, Percent	4.06%			3.90%		3.26%
ICE Short AMT-Free Broad National Municipal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MBNS
Average Annual Return, Percent	3.21%			1.33%		1.53%